Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Global Realty Shares, Inc.
Entity Central Index Key	0001033969
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class A
Trading Symbol	CSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.30% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,[1] which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	5.33%	1.99%	4.07%
Without sales charge	10.30%	2.94%	4.55%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 2,047,136,768
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 14,335,643
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class C
Trading Symbol	CSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.84%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 9.57% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,[1] which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	8.57%[2]	2.27%	3.87%
Without sales charge	9.57%	2.27%	3.87%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 2,047,136,768
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 14,335,643
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class I
Trading Symbol	CSSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.61% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,[1] which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class I2	10.61%	3.24%	4.87%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 2,047,136,768
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 14,335,643
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class R
Trading Symbol	GRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$141	1.34%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.09% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,[1] which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class R2	10.09%	2.78%	4.39%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 2,047,136,768
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 14,335,643
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class Z
Trading Symbol	CSFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.68% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA Index-net,[1] which returned 9.58%, and the MSCI World Index - net, which returned 21.09%.

Stock selection in the U.S. contributed to relative performance compared with the FTSE EPRA Index - net,[1] led by an overweight position in health care REIT Welltower. A favorable supply and demand backdrop that led to high and rising occupancy rates in its senior living facilities aided performance, as did the company's ability to find attractive acquisition opportunities. An underweight in U.S. data center company Equinix further benefited performance, as the stock struggled after the company issued a softer-than-anticipated long-term revenue outlook. An overweight and stock selection in France also helped relative returns; the market had a solid gain, with particular strength in retail landlords. Stock selection in Japan aided performance as well. Overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. A non-allocation to Israel further detracted from relative performance. The market rallied in the wake of the U.S. mid-year strike against Iran's nuclear development program.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
United States	Switzerland
France	Sweden
Japan	Israel

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	10.68%	3.30%	4.91%
MSCI World Index - net	21.09%	12.15%	12.17%
FTSE EPRA Index - net[1]	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 09, 2025
Net Assets	$ 2,047,136,768
Holdings Count | shares	98
Advisory Fees Paid, Amount	$ 14,335,643
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$2,047,136,768
Number of portfolio holdings (excluding derivatives)	98
Portfolio turnover rate	57%
Net advisory fees paid	$14,335,643

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Sector diversification[3,5]	(%)
Diversified	20.9%
Health Care	14.1%
Residential	12.0%
Industrials	11.2%
Retail	11.2%
Data Centers	9.2%
Office	5.4%
Self Storage	5.0%
Specialty	3.6%
Other (includes short-term investments)	7.4%

Country diversification[3,5]	(%)
United States	61.5%
Japan	9.5%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.1%
Singapore	3.1%
France	2.4%
Germany	1.9%
Canada	1.8%
Other (includes short-term investments)	6.7%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
Digital Realty Trust, Inc.	5.4%
Prologis, Inc.	5.0%
Equinix, Inc.	3.2%
Goodman Group	3.0%
Extra Space Storage, Inc.	2.8%
Invitation Homes, Inc.	2.7%
Crown Castle, Inc.	2.6%
Essex Property Trust, Inc.	2.4%
Simon Property Group, Inc.	2.3%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348